Contract liabilities - Disclosure of development of contract liabilities (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Contract liabilities [abstract]
BALANCE AS AT JANUARY 1	€ 5,697	€ 9,411	€ 9,411
Revenue recognition	(104)		(4,394)
Redemption	(411)		0
Addition	0		1,870
Other releases	0	€ (1,000)	(1,032)
Exchange rate differences	117		(159)
BALANCE AS AT CLOSING DATE	5,299		5,697
Less non-current portion	0		0
CURRENT PORTION	€ 5,299		€ 5,697